CONGRESS LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at July 31, 2022 (Unaudited)

Shares		Value
COMMON STOCKS: 98.2%
Banks: 2.6%
61,250	Bank of America Corp.	$2,070,862
51,700	First Republic Bank	8,412,107
		10,482,969
Beverages: 2.4%
56,300	PepsiCo, Inc.	9,850,248

Capital Markets: 2.5%
29,000	CME Group, Inc. - Class A	5,784,920
15,000	Moody’s Corp.	4,653,750
		10,438,670
Chemicals: 2.0%
33,600	The Sherwin-Williams Co.	8,129,184

Communications Equipment: 1.6%
123,700	Ciena Corp. [1]	6,382,920

Construction & Engineering: 1.0%
30,925	Quanta Services, Inc. [1]	4,290,225

Electrical Equipment: 1.2%
33,100	Eaton Corp PLC	4,911,709

Food & Staples Retailing: 3.5%
26,900	Costco Wholesale Corp.	14,560,970

Health Care Equipment & Supplies: 4.4%
97,556	Abbott Laboratories	10,617,995
34,900	Stryker Corp.	7,494,775
		18,112,770
Health Care Providers & Services: 2.8%
21,400	UnitedHealth Group, Inc.	11,606,076

Hotels, Restaurants & Leisure: 2.0%
65,025	Darden Restaurants, Inc.	8,094,962

Household Products: 2.2%
64,600	The Procter & Gamble Co.	8,973,586

Interactive Media & Services: 4.9%
124,000	Alphabet, Inc. - Class A [1]	14,423,680
49,500	Alphabet, Inc. - Class C [1]	5,773,680
		20,197,360
Internet & Direct Marketing Retail: 5.1%
155,600	Amazon.com, Inc. [1]	20,998,220

IT Services: 5.8%
25,700	Accenture PLC - Class A	7,870,882
74,100	Visa, Inc. - Class A	15,717,351
		23,588,233
Machinery: 3.9%
45,000	Caterpillar, Inc.	8,921,250
53,300	Dover Corp.	7,125,144
		16,046,394
Metals & Mining: 1.7%
217,200	Freeport-McMoRan Copper & Gold, Inc.	6,852,660

Oil, Gas & Consumable Fuels: 3.6%
26,600	Chevron Corp.	4,356,548
43,700	Pioneer Natural Resources Co.	10,354,715
		14,711,263
Pharmaceuticals: 4.1%
21,050	Eli Lilly & Co.	6,939,975
54,200	Zoetis, Inc.	9,894,210
		16,834,185
Road & Rail: 0.8%
10,500	Old Dominion Freight Line, Inc.	3,186,855

Semiconductors & Semiconductor Equipment: 4.0%
30,000	Entegris, Inc.	3,297,000
29,000	NVIDIA Corp.	5,267,270
42,900	NXP Semiconductors NV	7,888,452
		16,452,722
Software: 20.8%
41,275	Adobe, Inc. [1]	16,927,703
26,500	Intuit, Inc.	12,088,505
98,800	Microsoft Corp.	27,737,112
16,575	Paycom Software, Inc. [1]	5,477,872
20,500	Roper Technologies, Inc.	8,951,735
9,125	ServiceNow, Inc. [1]	4,075,772
27,000	Synopsys, Inc. [1]	9,922,500
		85,181,199
Specialty Retail: 5.3%
11,700	O’Reilly Automotive, Inc. [1]	8,232,003
45,475	The Home Depot, Inc.	13,685,247
		21,917,250

Technology Hardware, Storage & Peripherals: 8.3%
208,400	Apple, Inc.	33,867,084

Textiles, Apparel & Luxury Goods: 1.7%
23,000	Lululemon Athletica, Inc. [1]	7,141,730

TOTAL COMMON STOCKS
(Cost $207,711,624)		402,809,444

SHORT-TERM INVESTMENTS: 1.8%
Money Market Funds: 1.8%
7,286,599	First American Treasury Obligations Fund - Institutional Class, 1.802% [2]	7,286,599
TOTAL SHORT-TERM INVESTMENTS
(Cost $7,286,599)		7,286,599

TOTAL INVESTMENTS IN SECURITIES: 100.0%
(Cost $214,998,223)		410,096,043
Liabilities in Excess of Other Assets: (0.0)% [3]		(25,816)
TOTAL NET ASSETS: 100.0%		$410,070,227

[1]	Non-income producing security.
[2]	Annualized seven-day effective yield as of July 31, 2022.
[3]	Does not round to 0.1% or (0.1)%, as applicable.

The Global Industry Classification Standard (“GICS®”) sector and industry classifications were developed by and/or are the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Congress Large Cap Growth Fund’s (the “Fund”) administrator, U.S. Bancorp Fund Services, LLC.

Congress Large Cap Growth Fund
Summary of Fair Value Exposure at July 31, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2022. See the Schedule of Investments for an industry breakout:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$402,809,444	$-	$-	$402,809,444
Short-Term Investments	7,286,599	-	-	7,286,599
Total Investments in Securities	$410,096,043	$-	$-	$410,096,043